Current and Non-Current Liabilities (Details) - Schedule of value added tax - TINGO, INC. [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Current and Non-Current Liabilities (Details) - Schedule of value added tax [Line Items]
Due within one year			$ 38,072,052
One to two years	$ 37,809,831	$ 38,190,992	38,072,052
Over two years	6,468,302	15,411,833	25,549,187
Total Value added tax			101,693,292
Value added tax – current portion			38,072,052
Value added tax – non-current portion	$ 44,278,133	$ 53,602,826	$ 63,621,239